Regulatory Matters - Summary of Company's and Bank's Actual Capital Amounts and Ratios (Details) $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Consolidated Entities [Member]
Total Capital (to Risk-Weighted Assets)
Actual	$ 96,785	$ 94,085
For Capital Adequacy Purposes	39,746	39,746
Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Actual	69,112	64,972
For Capital Adequacy Purposes	22,357	22,357
Tier I Capital (to Risk-Weighted Assets)
Actual	73,112	68,972
For Capital Adequacy Purposes	29,810	29,810
Tier I Capital (to Average Assets)
Actual	73,112	68,972
For Capital Adequacy Purposes	$ 28,438	$ 27,572
Total Capital (to Risk-Weighted Assets), Ratio
Actual, Ratio	19.5	18.9
For Capital Adequacy Purposes, Ratio	8.0	8.0
Actual, Ratio	13.9	13.1
For Capital Adequacy Purposes, Ratio	4.50%	4.50%
Actual, Ratio	14.7	13.9
For Capital Adequacy Purposes, Ratio	6.0	6.0
Tier I Capital (to Average Assets), Ratio
Actual, Ratio	10.3	10.1
For Capital Adequacy Purposes, Ratio	4.0	4.0
Unified
Total Capital (to Risk-Weighted Assets)
Actual	$ 79,740	$ 80,494
For Capital Adequacy Purposes	42,683	39,860
To Be Well Capitalized Under Prompt Corrective Action Provisions	53,353	48,825
Common Equity Tier 1 Capital (to Risk-Weighted Assets)
Actual	76,067	75,831
For Capital Adequacy Purposes	24,009	22,421
To Be Well Capitalized Under Prompt Corrective Action Provisions	34,680	32,386
Tier I Capital (to Risk-Weighted Assets)
Actual	76,067	75,831
For Capital Adequacy Purposes	32,012	29,895
To Be Well Capitalized Under Prompt Corrective Action Provisions	42,683	39,860
Tier I Capital (to Average Assets)
Actual	76,067	75,831
For Capital Adequacy Purposes	28,594	27,007
To Be Well Capitalized Under Prompt Corrective Action Provisions	$ 35,742	$ 33,759
Total Capital (to Risk-Weighted Assets), Ratio
Actual, Ratio	14.95	16.2
For Capital Adequacy Purposes, Ratio	8.0	8.0
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	10.0	10.0
Actual, Ratio	14.3	15.2
For Capital Adequacy Purposes, Ratio	4.50%	4.50%
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	6.50%	6.50%
Actual, Ratio	14.3	15.2
For Capital Adequacy Purposes, Ratio	6.0	6.0
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	8.0	8.0
Tier I Capital (to Average Assets), Ratio
Actual, Ratio	10.6	11.2
For Capital Adequacy Purposes, Ratio	4.0	4.0
To Be Well Capitalized Under Prompt Corrective Action Provisions, Ratio	5.0	5.0